SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Revenues from External Customers by Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenues	$ 27,635	$ 26,570	$ 17,649
Raw materials and equipment [Member]
Revenue from External Customer [Line Items]
Revenues	2,508	2,841	302
Electronic monitoring [Member]
Revenue from External Customer [Line Items]
Revenues	18,386	17,819	11,614
Treatment programs [Member]
Revenue from External Customer [Line Items]
Revenues	5,158	4,538	3,998
Maintenance, royalties and project management [Member]
Revenue from External Customer [Line Items]
Revenues	$ 1,583	$ 1,372	$ 1,735